INVESTMENTS - Homeinns and BTG (Details) - CNY (¥) ¥ in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2016
INVESTMENTS
Carrying value under equity investments	¥ 32,049	¥ 28,494
BTG
INVESTMENTS
Equity method investment, ownership interest (as a percent)			22.00%
Carrying value under equity investments	¥ 2,500	¥ 2,600
Sale of shares number of shares issued	4	9
Proceeds from issuance or sale of equity	¥ 101	¥ 201
Sale of Stock, Percentage of Ownership after Transaction	12.31%
BTG | Other Income Expenses
INVESTMENTS
Gain loss from sale of stock at open market value	¥ 20	¥ 41